Fair Value Measurements - Level 3 Fair Value Measurements Inputs (Details)	Mar. 31, 2023 $ / shares Y	Dec. 31, 2022	Dec. 31, 2022 Y	Dec. 31, 2022 $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 $ / shares USD ($)	Mar. 12, 2021 Y $ / shares
Probability of completing a business combination | Level 3
Fair Value Measurement
Warrants Initial Measurement							0.85
Probability of completing a business combination | Level 3 | Private Placement Warrants
Fair Value Measurement
Warrants Initial Measurement	20	0.50				0.85
Risk-free interest rate | Private Placement Warrants
Fair Value Measurement
Warrants Initial Measurement	4.80	0.0474
Risk-free interest rate | Level 3
Fair Value Measurement
Warrants Initial Measurement							0.0117
Risk-free interest rate | Level 3 | Private Placement Warrants
Fair Value Measurement
Warrants Initial Measurement		0.0474				0.0134
Expected term remaining (years) | Level 3
Fair Value Measurement
Warrants Initial Measurement | Y							6.43
Expected term remaining (years) | Level 3 | Private Placement Warrants
Fair Value Measurement
Warrants Initial Measurement	0.23		0.33		0.33	5.85
Expected volatility | Level 3
Fair Value Measurement
Warrants Initial Measurement							0.243
Expected volatility | Level 3 | Private Placement Warrants
Fair Value Measurement
Warrants Initial Measurement	9.8	0.099				0.115
Stock price | Level 3
Fair Value Measurement
Warrants Initial Measurement							9.92
Stock price | Level 3 | Private Placement Warrants
Fair Value Measurement
Warrants Initial Measurement	10.35			10.05		9.75
Dividend yield | Level 3
Fair Value Measurement
Warrants Initial Measurement							0.0000
Dividend yield | Level 3 | Private Placement Warrants
Fair Value Measurement
Warrants Initial Measurement	0.00	0.0000				0.0000
Exercise price | Level 3
Fair Value Measurement
Warrants Initial Measurement							11.50
Exercise price | Level 3 | Private Placement Warrants
Fair Value Measurement
Warrants Initial Measurement	11.50			11.50		11.50